COMMITMENTS AND CONTINGENCIES - Operating Leases (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) ft²	Mar. 31, 2026 USD ($) ft²	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jan. 20, 2026 USD ($) ft² item	Sep. 19, 2025 USD ($) ft²	Feb. 01, 2025 USD ($)	Feb. 01, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Monthly payments of lease						$ 1,489
Total lease rental expenses	$ 74,238	$ 236,025	$ 622,457	$ 670,180
Leased office space, Stony Brook, New York
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²	30,000	30,000
Term of contract								3 years
Monthly payments of lease							$ 52,440	$ 48,861
Leased office space and laboratories in Stony Brook, New York
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²					2,095
Monthly payments of lease					$ 8,665
Number of laboratories | item					2
Leased office space in Windermere, Florida
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²						175
Monthly payments of lease						$ 1,489
Letter of credit
COMMITMENTS AND CONTINGENCIES
Letter of credit amount								$ 750,000
Letter of credit | Leased office space, Stony Brook, New York
COMMITMENTS AND CONTINGENCIES
Letter of credit amount							$ 750,000